CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income	[1]	¥ 410,080	¥ 227,336
Less: Net income attributable to noncontrolling interests		94,194	14,352
Net income attributable to MHFG shareholders		315,886	212,984
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		115,614	120,369
Provision (credit) for credit losses		60,633	13,773
Investment losses (gains)—net		(266,165)	95,556
Equity in losses (earnings) of equity method investees—net	[2]	(5,788)	(22,066)
Foreign exchange losses (gains)—net		(92,865)	(172,215)
Deferred income tax expense (benefit)		57,807	(5,317)
Net change in trading account assets		(1,784,129)	(3,753,226)
Net change in trading account liabilities		(1,874,766)	2,138,290
Net change in loans held for sale		18,781	17,427
Net change in accrued income		34,404	24,548
Net change in accrued expenses		(80,875)	(5,248)
Other—net		(159,507)	122,946
Net cash used in operating activities		(3,660,970)	(1,212,179)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		13,363,620	15,661,178
Proceeds from sales of Equity securities	[3]	1,413,300	1,177,962
Proceeds from maturities of Available-for-sale securities		12,719,308	8,454,526
Proceeds from maturities of Held-to-maturity securities		60,947	525,912
Purchases of Available-for-sale securities		(33,753,387)	(24,330,083)
Purchases of Equity securities	[3]	(1,383,195)	(1,209,953)
Proceeds from sales of loans		832,515	878,108
Net change in loans		(3,944,882)	(3,054,528)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		6,141,641	(2,127,069)
Proceeds from sales of premises and equipment		12,856	8,748
Purchases of premises and equipment		(73,768)	(81,427)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		25,190
Net cash used in investing activities		(4,585,855)	(4,096,626)
Cash flows from financing activities:
Net change in deposits		4,513,597	2,848,039
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		1,490,083	2,549,230
Net change in due to trust accounts		313,806	7,619
Net change in other short-term borrowings		2,628,438	(358,650)
Proceeds from issuance of long-term debt		1,270,809	1,223,618
Repayment of long-term debt		(515,802)	(2,195,976)
Proceeds from noncontrolling interests		73,688	33,009
Payments to noncontrolling interests		(3,859)	(105,424)
Proceeds from sales of treasury stock		839	1,515
Purchases of treasury stock		(1,503)	(1,436)
Purchases of treasury stock of subsidiaries		(5,414)
Dividends paid		(95,242)	(95,165)
Dividends paid to noncontrolling interests		(10,284)	(9,618)
Net cash provided by financing activities		9,659,156	3,896,761
Effect of exchange rate changes on cash and cash equivalents		(126,397)	(279,689)
Net increase (decrease) in cash and cash equivalents	[4]	1,285,934	(1,691,733)
Cash and cash equivalents at beginning of period	[4]	41,951,114	45,672,739
Cash and cash equivalents at end of period	[4]	43,237,048	43,981,006
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 11,399	¥ 64,996

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax”.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments for the six months ended September 30 2019 and 2020, the amounts of which are not significant.
[4]	Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents.